Client Name:
Client Project Name:	GSMBS 2025-RPL1
Start - End Dates:	7/13/2016 - 5/14/2021
Deal Loan Count:	13

Rating Agency ATR QM Data Fields

Loans in Report:	13

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
1008697704	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	Yes	No	0	XXXXXX	3.67	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0
1075284	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	Yes	No	0	XXXXXX	5.8563	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0
1218774	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	5.8908	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0
1333967	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	11.1661	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0
2000012633	QM: Safe Harbor	No	Yes	XXXXXX	XXXXXX	Yes	Yes	1643.31	XXXXXX	4.2744	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
320102	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.4811	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0
415272970	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.8945	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0
45110558	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.5296	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0
47731044	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	12.0253	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0
47890371	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	Yes	No	0	XXXXXX	6.0257	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0
47929859	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	Yes	No	0	XXXXXX	6.0049	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0
591579	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	4.6874	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0
989105	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	Yes	No	0	XXXXXX	0	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.